Organization and Business Operations (Details Narrative) $ / shares in Units, ft² in Millions		12 Months Ended
	Aug. 25, 2023 $ / shares shares	Dec. 31, 2023 USD ($) ft² Integer $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Aug. 29, 2023 $ / shares shares	Aug. 24, 2023 $ / shares	Jun. 15, 2023 USD ($) $ / shares shares	Aug. 28, 2021 $ / shares	Aug. 25, 2021 $ / shares shares
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of parking facilities | Integer		43
Number of parking spaces | Integer		15,700
Area of a real estate property | ft²		5.4
Number of securities into which the class of warrant or right may be converted	2,553,192
Exercise price per share or per unit of warrants or rights outstanding | $ / shares	$ 7.83
Preferred stock, par or stated value per share | $ / shares					$ 0.0001
Series 2 Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock, par or stated value per share | $ / shares		$ 0.0001	$ 0.0001
Shares issued, price per share | $ / shares	$ 1,000
Preferred stock convertible shares issuable including accrued dividends		13,787,462				13,787,462
Preferred stock convertible shares issuable accrued dividends		1,253,404				1,253,404
Color Up to Purchase Common Stock Warrants [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of securities into which the class of warrant or right may be converted	1,702,128			2,553,192				1,702,128
Exercise price per share or per unit of warrants or rights outstanding | $ / shares	$ 11.75			$ 7.83			$ 11.75	$ 11.75
Series 2 Preferred Stock to be Converted into Common Shares [Member] | Scenario, Plan [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Preferred stock, shares subscribed but unissued						46,000
Preferred stock, par or stated value per share | $ / shares						$ 0.0001
Shares issued, price per share | $ / shares						$ 1,000
Preferred Stock, value subscriptions | $						$ 46,000,000
Merger With FWAC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued per share converted under business acquisition	1.5
Merger With FWAC [Member] | Series 2 Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business combination acquisition related costs | $		$ 16,101,000
Merger With FWAC [Member] | Conversion of FWAC Class A and Class B Share into New MIC Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Conversion ratio of conversion of stock under business acquisition	one-for-one
Number of shares issued per share converted under business acquisition	1
Merger With FWAC [Member] | Conversion of Preferred Stock into New MIC Series 1 and Series A Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Number of shares issued per share converted under business acquisition	1
Merger With FWAC [Member] | Conversion of Common Stock into New MIC Common Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business acquisition stock conversion ratio	1.50%
MIT Merger Agreement [Member] | Organizational, Offering and Other Costs [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Business combination acquisition related costs | $			$ 4,600,000
OP Units [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage investment held by the managing member or general partner of the limited liability company	51.00%
OP Units [Member] | Mobile Infra Operating Partnership, L.P [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage investment held by the managing member or general partner of the limited liability company	39.50%
OP Units [Member] | Color Up, LLC [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Percentage investment held by the managing member or general partner of the limited liability company	9.50%
Retail Site [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Area of a real estate property | ft²		0.2